Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK HIGH EQUITY INCOME FUND	May 31, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,223
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	1,935
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	$ 2,098